Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 8,243,959	$ 6,943,988
Convertible notes payable discount and embedded derivative		101,521
Common stock warrants	1,405,796	179,271
Israel net operating loss carryforwards	128,469	131,336
Founder share options	469,062	472,195
Stock-based compensation	681,446	497,315
Settlement liability	9,005,860
Bonus accrual	120,995
Other	58,721
R&D credit	375,000	250,000
Total deferred tax assets before valuation allowance	20,489,308	8,575,626
Valuation allowance	(20,489,308)	(8,575,626)
Deferred tax assets, net of allowance	$ 0	$ 0